Significant accounting policies (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets
Retained earnings	€ (343,796)	€ (211,441)
Cumulative fair value loss recognized in other comprehensive income		600
Fair value loss reclassified to accumulated losses		€ (600)
Fair value gain recognized in profit and loss	100
IFRS 15
Disclosure of detailed information about intangible assets
Retained earnings	€ (83,200)